Other income (expenses) - Schedule of Other Nonoperating Income by Component (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other Income, Nonoperating [Abstract]
Government grants	¥ 10,346	$ 1,586	¥ 12,546	¥ 7,483
Gain on an equity investment sold			6,778
Unrealized gain on equity investments held			17,298
Impairment for long-term investments	(39,181)	(6,005)
Impairment for loan receivables	(4,500)	(690)
Income from ADR profit-sharing program	2,257	346	2,190	966
Others	264	41
Total	¥ (30,814)	$ (4,722)	¥ 38,812	¥ 8,449